Consolidated Statements of Changes in Members' Equity and Stockholders' Equity (Parenthetical)	12 Months Ended
Dec. 31, 2024 $ / shares
Statement of Stockholders' Equity [Abstract]
Payment to common stock per share	$ 1.02